Deferred Government Grants	12 Months Ended
Mar. 31, 2025
Deferred Government Grants [Abstract]
DEFERRED GOVERNMENT GRANTS

NOTE 17 – DEFERRED GOVERNMENT GRANTS

Deferred government grants represent funds received from the PRC government for research and development, investment in building or improvement in LakeShore Group’s production facilities. These specific subsidies are recorded as deferred government grants upon receipt and are recognized as government grants when the conditions are met. Other subsidies are recognized as government grants upon receipt as further performance by LakeShore Group is not required. LakeShore Group received specific subsidies that were deferred in the amount of nil and RMB3.6 million in fiscal 2025 and 2024, respectively. In addition, LakeShore Group received RMB0.5 million and RMB15.3 million other subsidies that the government has not set any conditions and are not tied to future trends or performance of LakeShore Group and were recognized as government grants in 2025 and 2024, respectively.

Deferred government grants included the following:

	As of March 31,
	2024	2025	2025
	(RMB)	(RMB)	(US$)
Government grants for property, plant and equipment
Balance at beginning of the year	20,575,012	21,735,856	$3,028,037
Addition	3,600,000	-	-
Recognized as government grants	(2,439,156)	(4,072,433)	(567,333)
Subtotal	21,735,856	17,663,423	$2,460,704
			-
Government grants for research and development			-
Balance at beginning of the year	5,327,196	559,782	$77,984
Addition	-	-	-
Recognized as government grants	(4,767,414)	(559,782)	(77,984)
Subtotal	559,782	-	$-
Total deferred government grants	22,295,638	17,663,423	$2,460,704
			-
Less：current portion	2,015,693	1,455,678	$202,792
			-
Non-current portion	20,279,945	16,207,745	$2,257,912

Government grants for property, plant and equipment

LakeShore Group has nine deferred government grants related to property, plant and equipment. RMB4.1 million was amortized from deferred government grants into government grants in fiscal 2025, as compared to RMB2.4 million for the fiscal year ended March 31, 2024. RMB1.5 million will be amortized in fiscal 2026 which was included in the current deferred government grants and RMB16.2 million will be amortized after 2026 which was included in the non-current portion of deferred government grants.

Government grants for research and development

LakeShore Group has one deferred government grant related to various research and development projects. RMB0.6 million was amortized from deferred government grants into government grants in fiscal 2025, as compared to RMB4.8 million for the fiscal year ended March 31, 2024.